CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit loss | $	$ 9,104	$ 12,214
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,652,146	35,635,548
Ordinary shares, shares outstanding	34,549,050	34,532,452
Treasury shares	1,103,096	1,103,096